Subsequent events (Details Narrative) - USD ($)	Apr. 17, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 30, 2020
Subsequent Event [Line Items]
Number of ordinary shares authorized		38,000,000	38,000,000	50,000,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Purchase price per share	$ 0.105
Equity Incentive Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of ordinary shares authorized	62,000,000
Gross proceeds	$ 6,510,000